Summary of Significant Accounting Policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies
Undiscounted aggregated estimated claims to be paid	$ 43,501,000	$ 45,497,000
Workers' compensation liability recorded on a discounted basis	36,987,000	37,761,000
Weighted average discount rate used for discounting liability to present value (as a percent)	0.81%
Decrease in the discounted claims liability due to one-percentage-point increase in discount rate	100,000
Increase in the discounted claims liability due to one-percentage-point decrease in discount rate	100,000
Discount factor used to calculate present value of the obligation pertaining to medical and disability benefits for black lung disease (as a percent)	5.14%	5.35%
Medical and disability benefits for black lung disease, decrease in the discounted claims liability due to one-percentage-point increase in discount rate	1,800,000
Medical and disability benefits for black lung disease, increase in the discounted claims liability due to one-percentage-point decrease in discount rate	2,300,000
Foreign Currency Translation
Foreign currency remeasurement gain recognized in miscellaneous income	$ 3,800,000